SCHEDULE OF OPTIONS OUTSTANDING AND ISSUED (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options outstanding, Begining balance	3,393,651
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 1.36	$ 1.50
Stock options outstanding, Ending balance		3,393,651
Weighted Average Exercise Price, Outstanding Ending Balance	$ 1.37	$ 1.36
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options outstanding, Begining balance	3,393,651	113,637
Weighted Average Exercise Price, Outstanding Beginning Balance		$ 3.00
Stock options outstanding, issued	$ 1,044,396	$ 280,014
Weighted average exercise price, issued	$ 2.25	$ 1.38
Weighted average exercise price, outstanding	$ 2.13
Stock options outstanding, Ending balance	4,438,047	3,393,651
Weighted Average Exercise Price, Outstanding Ending Balance	$ 2.16
Warrant [Member] | Somah Acquisition [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options outstanding, issued		$ 3,000,000
Weighted average exercise price, issued		$ 5.00